Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Credit Quality Financing Receivables [Abstract]
Nonaccrual Financing Receivables
PAST DUE AND NONACCRUAL FINANCING RECEIVABLES

	2014					2013
	Over 30 days	Over 90 days				Over 30 days	Over 90 days
December 31 (In millions)	past due	past due		Nonaccrual		past due	past due		Nonaccrual

Commercial
CLL
Americas	$503	$284		$1,054		$755	$359		$1,275
International	1,483	749		946		1,490	820		1,459
Total CLL	1,986	1,033		2,000		2,245	1,179		2,734
Energy Financial Services	-	-		68		-	-		4
GECAS	-	-		419		-	-		-
Other	-	-		-		-	-		6
Total Commercial	1,986	1,033		2,487	(a)	2,245	1,179		2,744	(a)

Consumer
Non-U.S. residential mortgages	2,171	1,195		1,262		3,406	2,104		2,161
Non-U.S. installment and revolving credit	333	89		53		601	159		106
U.S. installment and revolving credit	2,492	1,147		2		2,442	1,105		2
Other	141	64		167		172	99		351
Total Consumer	5,137	2,495	(b)	1,484	(c)	6,621	3,467	(b)	2,620	(c)
Total	$7,123	$3,528		$3,971		$8,866	$4,646		$5,364
Total as a percent of financing receivables	3.2%	1.6%		1.8%		3.7%	1.9%		2.3%

  Included $1,549 million and $1,397 million at December 31, 2014 and 2013, respectively, that are currently paying in accordance with their contractual terms.
  Included $1,231 million and $1,197 million of Consumer loans at December 31, 2014 and 2013, respectively, that are over 90 days past due and continue to accrue interest until the accounts are written off in the period that the account becomes 180 days past due.
  Included $179 million and $324 million at December 31, 2014 and 2013, respectively, that are currently paying in accordance with their contractual terms.

Impaired Loans
IMPAIRED LOANS AND RELATED RESERVES

	With no specific allowance			With a specific allowance
	Recorded	Unpaid	Average	Recorded	Unpaid		Average
	investment	principal	investment	investment	principal	Associated	investment
December 31 (In millions)	in loans	balance	in loans	in loans	balance	allowance	in loans

2014

Commercial
CLL
Americas	$1,352	$1,897	$1,626	$126	$160	$28	$254
International(a)	940	2,500	1,099	280	965	105	463
Total CLL	2,292	4,397	2,725	406	1,125	133	717
Energy Financial Services	53	54	26	15	15	12	24
GECAS	329	337	88	-	-	-	15
Other	-	-	-	-	-	-	1
Total Commercial(b)	2,674	4,788	2,839	421	1,140	145	757

Consumer(c)	138	179	120	2,042	2,092	408	2,547
Total	$2,812	$4,967	$2,959	$2,463	$3,232	$553	$3,304

2013

Commercial
CLL
Americas	$1,670	$2,187	$2,154	$417	$505	$96	$509
International(a)	1,104	3,082	1,136	691	1,059	231	629
Total CLL	2,774	5,269	3,290	1,108	1,564	327	1,138
Energy Financial Services	-	-	-	4	4	1	2
GECAS	-	-	-	-	-	-	1
Other	2	3	9	4	4	-	5
Total Commercial(b)	2,776	5,272	3,299	1,116	1,572	328	1,146

Consumer(c)	109	153	98	2,879	2,948	567	3,058
Total	$2,885	$5,425	$3,397	$3,995	$4,520	$895	$4,204

  Write-offs to net realizable value are recognized against the allowance for losses primarily in the reporting period in which management has deemed all or a portion of the financing receivable to be uncollectible, but not later than 360 days after initial recognition of a specific reserve for a collateral dependent loan. However, in accordance with regulatory standards that are applicable in Italy, commercial loans are considered uncollectible when there is demonstrable evidence of the debtor’s insolvency, which may result in write-offs occurring beyond 360 days after initial recognition of a specific reserve.
  We recognized $178 million and $218 million of interest income, including none and $60 million on a cash basis, at December 31, 2014 and 2013, respectively, principally in our CLL Americas business. The total average investment in impaired loans at December 31, 2014 and 2013 was $3,596 million and $4,445 million, respectively.
  We recognized $126 million and $221 million of interest income, including $5 million, and $3 million on a cash basis, at December 31, 2014 and 2013, respectively, principally in our Consumer-U.S. installment and revolving credit portfolios. The total average investment in impaired loans at December 31, 2014 and 2013 was $2,667 million and $3,156 million, respectively.

Financing Receivables And Allowance For Losses
December 31 (In millions)	Non-impaired financing receivables	General reserves	Impaired loans	Specific reserves

2014

Commercial	$118,381	$758	$3,095	$145
Consumer	98,640	3,603	2,180	408
Total	$217,021	$4,361	$5,275	$553

2013

Commercial	$125,377	$677	$3,892	$328
Consumer	106,051	3,414	2,988	567
Total	$231,428	$4,091	$6,880	$895

Schedule Of Impaired Loan Balance Classified To Measure Impairment [Table Text Block]
IMPAIRED LOAN BALANCE CLASSIFIED BY THE METHOD USED TO MEASURE IMPAIRMENT

December 31 (In millions)	2014	2013

Discounted cash flow	$3,915	$5,389
Collateral value	1,360	1,491
Total	$5,275	$6,880

Commercial Portfolio Segment [Member]
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Line Items]
Credit Quality Indicators
COMMERCIAL FINANCING RECEIVABLES BY RISK CATEGORY

	Secured
December 31 (In millions)	A	B	C	Total

2014

CLL
Americas	$63,754	$1,549	$1,443	$66,746
International	41,476	474	891	42,841
Total CLL	105,230	2,023	2,334	109,587
Energy Financial Services	2,479	60	16	2,555
GECAS	7,908	237	118	8,263
Other	130	-	-	130
Total	$115,747	$2,320	$2,468	$120,535

2013

CLL
Americas	$65,545	$1,587	$1,554	$68,686
International	44,930	619	1,237	46,786
Total CLL	110,475	2,206	2,791	115,472
Energy Financial Services	2,969	9	-	2,978
GECAS	9,175	50	152	9,377
Other	318	-	-	318
Total	$122,937	$2,265	$2,943	$128,145

Commercial Real Estate Portfolio Segment [Member]
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Line Items]
Credit Quality Indicators
	Loan-to-value ratio
	2014			2013
	Less than	80% to	Greater than	Less than	80% to	Greater than
December 31 (In millions)	80%	95%	95%	80%	95%	95%

Debt	$44,930	$619	$1,237	$46,786	$-	$-

Consumer Portfolio Segment [Member]
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Line Items]
Credit Quality Indicators
	Loan-to-value ratio
	2014			2013
	80% or	Greater than	Greater than	80% or	Greater than	Greater than
December 31 (In millions)	less	80% to 90%	90%	less	80% to 90%	90%

Non-U.S. residential mortgages	$13,964	$4,187	$6,742	$17,224	$5,130	$8,147

	Refreshed FICO score
	2014			2013
	661 or	601 to	600 or	661 or	601 to	600 or
December 31 (In millions)	higher	660	less	higher	660	less

U.S. installment and
revolving credit	$43,466	$11,865	$4,532	$40,079	$11,142	$4,633